Impairment Charges - Summary of Impairment Charges (Detail) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of impairment loss and reversal of impairment loss [abstract]
Impairment charge on property, plant and equipment	¥ 1	¥ 31	¥ 4
Write-down of flight equipment spare parts to net realisable value	21	153	0
Impairment charges	¥ 22	¥ 184	¥ 4